STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

July 1, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. John M. Ganley

Re:	O'Connor Fund of Funds: Masters
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of O'Connor Fund of Funds: Masters (the "Fund"), transmitted for filing with the Securities and Exchange Commission is the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement").

The Fund is a "fund of funds," to be managed by UBS Alternative and Quantitative Investments LLC ("UBS A&Q") and distributed by UBS Financial Services Inc.  The Fund is the successor, by merger, to O'Connor Fund of Funds: Masters LLC (the "Predecessor Fund"), a Delaware limited liability company that originally was formed in 1995 as a Delaware limited partnership, and that was exempt from regulation under the 1940 Act pursuant to Section 3(c)(1) thereof.  The Fund will be managed in substantially the same manner and by the same portfolio management team as the Predecessor Fund.  The investment objective and strategies of the Fund are, in all material respects, identical to those of the Predecessor Fund.

The Fund's Registration Statement is modeled largely on the registration statements of the other 1933 Act and 1940 Act-registered funds managed by UBS A&Q:  (i) O'Connor Fund of Funds: Aggregated Alpha Strategies LLC (File Nos. 333-179806 and 811-21516); (ii) O'Connor Fund of Funds: Event LLC (File Nos. 333-169562 and 811-10479); (iii) O'Connor Fund of Funds: Long/Short Credit Strategies LLC (File Nos. 333-172907 and 811-21117); (iv) O'Connor Fund of Funds: Long/Short Strategies (File Nos. 333-172908 and 811-21195); and (v) O'Connor Fund of Funds: Multi-Strategy (File Nos. 333-182705 and 811-22500.  The Fund, furthermore, will have the same investment objective and strategies as O'Connor Fund of Funds: Long/Short Strategies, and, similar to O'Connor Fund of Funds: Multi-Strategy, will be structured for federal tax purposes as a regulated investment company and for state law purposes as a Delaware statutory trust.  As a result, the Registration Statement contains disclosure that is substantially similar to the disclosure contained in prior filings by O'Connor Fund of Funds: Long/Short Strategies and O'Connor Fund of Funds: Multi-Strategy.  We, therefore, hereby request that the Registration Statement be given a selective review.

We propose to file a pre-effective amendment to the Registration Statement following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements and complete other omitted data, and seek effectiveness as of September 1, 2013.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik